T. ROWE PRICE RETIREMENT 2020 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 60.3%
T. Rowe Price Funds:
Equity Index 500 Fund	2,764,264	80,082	413,908	24,488,748	2,282,351
Growth Stock Fund	921,063	362,200	22,015	15,925,497	1,499,704
Value Fund	759,524	477,947	7,482	36,792,460	1,336,670
Overseas Stock Fund	741,827	152	53,884	71,420,498	767,770
International Stock Fund	682,421	152	16,167	39,878,511	758,091
International Value Equity Fund	729,968	—	54,378	59,759,561	749,385
Emerging Markets Stock Fund	436,746	—	47,401	9,683,752	453,781
Mid-Cap Growth Fund	401,378	1,595	11,497	4,210,290	432,523
Mid-Cap Value Fund	337,270	78	10,342	13,669,131	370,023
New Horizons Fund(2)	307,154	—	48,450	3,410,095	272,876
Small-Cap Stock Fund(2)	235,992	1,049	7,663	4,815,245	257,279
Small-Cap Value Fund	201,444	49	7,138	5,019,410	218,043
Real Assets Fund	204,415	43	12,978	18,847,182	213,727
U. S. Large-Cap Core Fund	23,028	56,470	309	3,106,851	89,136
Emerging Markets Discovery Stock
Fund	4,035	22,480	120	2,274,370	26,951
Total Equity Mutual Funds (Cost $5,888,832)					9,728,310

BOND MUTUAL FUNDS 38.8%
T. Rowe Price Funds:
New Income Fund	2,206,475	101,986	60,363	231,798,862	2,301,763
Limited Duration Inflation Focused
Bond Fund	1,274,825	2,947	68,949	241,341,968	1,252,565
International Bond Fund (USD
Hedged)	735,461	15,519	22,645	72,817,660	744,196
Emerging Markets Bond Fund	511,428	12,997	17,573	49,285,908	552,002
High Yield Fund	441,167	63,346	14,129	79,189,738	511,566
Dynamic Global Bond Fund	512,602	3,327	15,023	51,841,622	507,529
U. S. Treasury Long-Term Fund	227,432	1,112	6,835	14,321,297	218,257
Floating Rate Fund	174,955	4,554	5,986	19,079,794	177,442
Total Bond Mutual Funds (Cost $6,070,535)					6,265,320

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
	(Cost and value in $000s)

	SHORT-TERM INVESTMENTS 0.5%
	T. Rowe Price Funds:
	U. S. Treasury Money Fund,
0.24% (3)	453,781	409,545	781,878	81,448,374	81,448
	Total Short-Term Investments (Cost $81,448)				81,448

	Total Investments in Securities 99.6%
	(Cost $12,040,815)				$16,075,078

	Other Assets Less Liabilities 0.4%				56,781

	Net Assets 100.0%				$16,131,859

(1)		Each underlying Price Fund is an affiliated company; the fund is invested in the Z
		Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 741 Russell 2000 E-Mini Index contracts	9/20	(57,846)	$(6,419)
Short, 1,229 MSCI EAFE Index contracts	9/20	(116,761)	(7,540)
Short, 3,651 S&P 500 E-Mini Index contracts	9/20	(638,725)	(53,020)
Long, 5,108 U. S. Treasury Notes ten year
contracts	12/20	711,289	(926)
Net payments (receipts) of variation margin to date			71,132

Variation margin receivable (payable) on open futures contracts			$3,227

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$167	$6,623	$3,210
Emerging Markets Bond Fund	(1,625)	45,150	6,374
Emerging Markets Discovery
Stock Fund	13	556	—
Emerging Markets Stock Fund	16,239	64,436	—
Equity Index 500 Fund	492,854	(148,087)	12,993
Floating Rate Fund	(278)	3,919	2,010
Growth Stock Fund	5,698	238,456	—
High Yield Fund	(223)	21,182	7,326
International Bond Fund (USD
Hedged)	215	15,861	3,688
International Stock Fund	3,971	91,685	—
International Value Equity Fund	(3,582)	73,795	—
Limited Duration Inflation
Focused Bond Fund	1,014	43,742	2,638
Mid-Cap Growth Fund	3,959	41,047	—
Mid-Cap Value Fund	57	43,017	—
New Horizons Fund	35,010	14,172	—
New Income Fund	723	53,665	16,332
Overseas Stock Fund	5,255	79,675	—
Real Assets Fund	872	22,247	—
Small-Cap Stock Fund	2,096	27,901	—
Small-Cap Value Fund	741	23,688	—
U. S. Large-Cap Core Fund	34	9,947	—
U. S. Treasury Long-Term Fund	1,421	(3,452)	1,059
Value Fund	2,509	106,681	—
U. S. Treasury Money Fund	—	—	196
Totals	$567,140#	$875,906	$55,826+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $55,826 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.